Post-employment Benefits - Actuarial assumptions (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Post-employment Benefits
Actuarial assumption of retirement age	65 years
Discount rate (as a percent)	10.20%	7.80%
Salary increase (as a percent)	5.20%	5.00%
Inflation rate (as a percent)	3.70%	3.50%